Derivative Instruments And Hedging Activities (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Derivative [Line Items]
Gain on interest-rate swap	$ 4.1
Loss on extinguishment of debt	106.8	$ 91.3	$ 0.0
Derivative instruments, gain (loss) recognized in income, net	$ 1.7	$ 3.6	$ 2.9
Minimum vesting period, in years (years)	4 years
Amount of gain (loss) reclassified from AOCI to Earnings (effective portion)	$ 0.3
Darden stock units | Minimum
Derivative [Line Items]
Minimum vesting period, in years (years)	4 years
Common stock at forward contract rate (dollars per share)	$ 40.69
Darden stock units | Maximum
Derivative [Line Items]
Minimum vesting period, in years (years)	5 years
Common stock at forward contract rate (dollars per share)	$ 60.6
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan
Derivative [Line Items]
Forward contract indexed to issuer's equity, indexed shares (shares)	0.1
Common stock at forward contract rate (dollars per share)	$ 41.03
Forward Contracts | Darden stock units
Derivative [Line Items]
Forward contract indexed to issuer's equity, indexed shares (shares)	0.9
Investment options, expiration date	Sep. 01, 2020
Forward Contracts | Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan
Derivative [Line Items]
Investment maturity date, range start	May 29, 2016
Investment maturity date, range end	May 26, 2019